UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Report to Shareholders.

The Select Sector SPDR Trust
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.sectorspdrs.com ), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
Semi-Annual Report

March 31, 2020

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of eleven separate investment portfolios (each a “Select Sector SPDR Fund” or a “Fund” and collectively the “Select Sector SPDR Funds” or the “Funds”).
Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500®† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of eleven major industry sectors that make up the S&P 500®, in the same way as they would buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca, Inc.
Eleven Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:
The Communication Services Select Sector SPDR Fund	XLC
The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Real Estate Select Sector SPDR Fund	XLRE
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU
Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index. The combined companies of the eleven Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.
Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.
† S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

TABLE OF CONTENTS (Unaudited)

[This Page Intentionally Left Blank]

The Communication Services Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2020

Description	Market Value	% of Net Assets
Facebook, Inc. Class A	1,243,141,552	19.0%
Alphabet, Inc. Class A	760,460,254	11.6
Alphabet, Inc. Class C	759,154,462	11.6
Netflix, Inc.	298,636,652	4.6
Electronic Arts, Inc.	298,317,279	4.6
TOTAL	3,359,710,199	51.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2020

Description	Market Value	% of Net Assets
Amazon.com, Inc.	2,356,281,464	23.6%
Home Depot, Inc.	1,204,584,211	12.1
McDonald's Corp.	736,593,739	7.4
NIKE, Inc. Class B	609,881,753	6.1
Starbucks Corp.	459,342,275	4.6
TOTAL	5,366,683,442	53.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2020

Description	Market Value	% of Net Assets
Procter & Gamble Co.	2,072,664,220	16.3%
Coca-Cola Co.	1,289,225,741	10.2
PepsiCo, Inc.	1,265,358,588	10.0
Walmart, Inc.	1,217,826,880	9.6
Altria Group, Inc.	618,671,546	4.9
TOTAL	6,463,746,975	51.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2020

Description	Market Value	% of Net Assets
Chevron Corp.	1,563,240,374	23.5%
Exxon Mobil Corp.	1,524,813,841	23.0
Phillips 66	308,251,494	4.6
ConocoPhillips	305,702,012	4.6
EOG Resources, Inc.	295,913,055	4.5
TOTAL	3,997,920,776	60.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2020

Description	Market Value	% of Net Assets
Berkshire Hathaway, Inc. Class B	2,273,925,088	15.2%
JPMorgan Chase & Co.	1,795,495,569	12.0
Bank of America Corp.	1,092,818,814	7.3
Wells Fargo & Co.	702,343,415	4.7
Citigroup, Inc.	584,693,203	3.9
TOTAL	6,449,276,089	43.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2020

Description	Market Value	% of Net Assets
Johnson & Johnson	1,953,389,453	10.4%
UnitedHealth Group, Inc.	1,337,292,519	7.2
Merck & Co., Inc.	1,108,740,408	5.9
Pfizer, Inc.	1,022,402,630	5.5
Abbott Laboratories	789,383,208	4.2
TOTAL	6,211,208,218	33.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2020

Description	Market Value	% of Net Assets
Union Pacific Corp.	380,852,992	5.6%
Honeywell International, Inc.	371,854,588	5.4
Lockheed Martin Corp.	327,274,867	4.8
Boeing Co.	310,163,326	4.5
3M Co.	305,340,244	4.5
TOTAL	1,695,486,017	24.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2020

Description	Market Value	% of Net Assets
Linde PLC	391,112,864	17.8%
Air Products & Chemicals, Inc.	185,173,007	8.4
Ecolab, Inc.	164,460,645	7.5
Sherwin-Williams Co.	158,877,661	7.2
Newmont Goldcorp Corp.	156,230,806	7.1
TOTAL	1,055,854,983	48.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2020

Description	Market Value	% of Net Assets
American Tower Corp. REIT	427,153,860	14.9%
Crown Castle International Corp. REIT	265,904,369	9.3
Prologis, Inc. REIT	262,779,359	9.2
Equinix, Inc. REIT	235,880,727	8.3
Digital Realty Trust, Inc. REIT	161,732,635	5.7
TOTAL	1,353,450,950	47.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2020

Description	Market Value	% of Net Assets
Microsoft Corp.	5,201,017,471	22.0%
Apple, Inc.	4,591,244,093	19.4
Visa, Inc. Class A	1,192,298,795	5.0
Intel Corp.	1,017,700,081	4.3
Mastercard, Inc. Class A	927,007,274	3.9
TOTAL	12,929,267,714	54.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2020

Description	Market Value	% of Net Assets
NextEra Energy, Inc.	1,574,228,438	15.4%
Dominion Energy, Inc.	795,343,796	7.7
Duke Energy Corp.	789,253,811	7.7
Southern Co.	759,995,989	7.4
American Electric Power Co., Inc.	528,800,887	5.2
TOTAL	4,447,622,921	43.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.3%
AT&T, Inc.	9,518,217	$ 277,456,025
CenturyLink, Inc.	10,892,233	103,040,524
Verizon Communications, Inc.	5,382,238	289,187,648
		669,684,197
ENTERTAINMENT — 21.4%
Activision Blizzard, Inc.	4,986,296	296,584,886
Electronic Arts, Inc. (a)	2,978,110	298,317,279
Live Nation Entertainment, Inc. (a) (b)	1,564,299	71,113,033
Netflix, Inc. (a)	795,304	298,636,652
Take-Two Interactive Software, Inc. (a)	1,256,368	149,017,808
Walt Disney Co.	2,946,288	284,611,421
		1,398,281,079
INTERACTIVE MEDIA & SERVICES — 45.5%
Alphabet, Inc. Class A (a)	654,469	760,460,254
Alphabet, Inc. Class C (a)	652,862	759,154,462
Facebook, Inc. Class A (a)	7,452,887	1,243,141,552
Twitter, Inc. (a)	8,618,196	211,662,894
		2,974,419,162
MEDIA — 18.2%
Charter Communications, Inc. Class A (a) (b)	645,980	281,847,534
Comcast Corp. Class A	8,215,872	282,461,679
Discovery, Inc. Class A (a) (b)	1,755,533	34,127,561
Discovery, Inc. Class C (a)	3,723,422	65,308,822
DISH Network Corp. Class A (a)	2,841,937	56,810,321
Fox Corp. Class A	3,935,371	92,992,817
Fox Corp. Class B (a)	1,802,440	41,239,827
Interpublic Group of Cos., Inc.	4,304,167	69,684,464
News Corp. Class A	4,313,283	38,711,715
News Corp. Class B	1,351,775	12,152,457
Security Description	Shares	Value
Omnicom Group, Inc.	2,417,038	$ 132,695,386
ViacomCBS, Inc. Class B	5,998,859	84,044,015
		1,192,076,598
WIRELESS TELECOMMUNICATION SERVICES — 4.5%
T-Mobile US, Inc. (a)	3,514,159	294,837,940
TOTAL COMMON STOCKS (Cost $7,706,832,880)		6,529,298,976
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	959,864	959,000
State Street Navigator Securities Lending Portfolio II (e) (f)	41,553,325	41,553,325
TOTAL SHORT-TERM INVESTMENTS (Cost $42,511,730)		42,512,325
TOTAL INVESTMENTS — 100.6% (Cost $7,749,344,610)		6,571,811,301
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(37,786,678)
NET ASSETS — 100.0%		$ 6,534,024,623
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,529,298,976	$—	$—	$6,529,298,976
Short-Term Investments	42,512,325	—	—	42,512,325
TOTAL INVESTMENTS	$6,571,811,301	$—	$—	$6,571,811,301
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,889,562	$4,890,051	$ 58,807,132	$ 62,725,846	$(12,932)	$595	959,864	$ 959,000	$54,178
State Street Navigator Securities Lending Portfolio II	4,017,892	4,017,892	89,294,681	51,759,248	—	—	41,553,325	41,553,325	15,782
Total		$8,907,943	$148,101,813	$114,485,094	$(12,932)	$595		$42,512,325	$69,960
See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 1.0%
Aptiv PLC	1,506,625	$ 74,186,215
BorgWarner, Inc.	1,218,649	29,698,476
		103,884,691
AUTOMOBILES — 2.8%
Ford Motor Co. (a)	22,981,217	110,999,278
General Motors Co.	7,446,799	154,744,483
Harley-Davidson, Inc. (a)	910,565	17,236,996
		282,980,757
DISTRIBUTORS — 1.0%
Genuine Parts Co.	857,426	57,730,493
LKQ Corp. (b)	1,808,639	37,095,186
		94,825,679
DIVERSIFIED CONSUMER SERVICES — 0.2%
H&R Block, Inc. (a)	1,152,268	16,223,934
HOTELS, RESTAURANTS & LEISURE — 19.3%
Carnival Corp. (a)	2,363,940	31,133,090
Chipotle Mexican Grill, Inc. (b)	150,862	98,724,093
Darden Restaurants, Inc.	723,544	39,404,206
Hilton Worldwide Holdings, Inc.	1,665,242	113,636,114
Las Vegas Sands Corp.	1,994,355	84,700,257
Marriott International, Inc. Class A	1,601,430	119,802,978
McDonald's Corp.	4,454,755	736,593,739
MGM Resorts International (a)	3,039,253	35,863,186
Norwegian Cruise Line Holdings, Ltd. (b)	1,255,619	13,761,584
Royal Caribbean Cruises, Ltd. (a)	1,014,439	32,634,503
Starbucks Corp.	6,987,257	459,342,275
Wynn Resorts, Ltd.	570,248	34,323,227
Yum! Brands, Inc.	1,792,155	122,816,382
		1,922,735,634
HOUSEHOLD DURABLES — 3.9%
D.R. Horton, Inc.	1,978,986	67,285,524
Garmin, Ltd.	852,662	63,915,543
Leggett & Platt, Inc.	776,639	20,720,728
Lennar Corp. Class A	1,651,700	63,094,940
Mohawk Industries, Inc. (b)	350,874	26,750,634
Newell Brands, Inc.	2,248,831	29,864,476
NVR, Inc. (b)	20,496	52,656,479
PulteGroup, Inc.	1,503,404	33,555,977
Whirlpool Corp. (a)	372,937	31,997,995
		389,842,296
INTERNET & DIRECT MARKETING RETAIL — 28.8%
Amazon.com, Inc. (b)	1,208,523	2,356,281,464
Booking Holdings, Inc. (a) (b)	247,699	333,234,419
eBay, Inc.	4,530,123	136,175,497
Expedia Group, Inc.	824,716	46,406,769
		2,872,098,149
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Hasbro, Inc.	750,988	$ 53,733,191
MULTILINE RETAIL — 6.4%
Dollar General Corp.	1,507,279	227,614,202
Dollar Tree, Inc. (b)	1,396,702	102,615,696
Kohl's Corp.	924,036	13,481,685
Macy's, Inc. (a)	1,823,582	8,953,788
Nordstrom, Inc. (a)	632,178	9,697,610
Target Corp.	2,999,147	278,830,697
		641,193,678
SPECIALTY RETAIL — 27.8%
Advance Auto Parts, Inc.	408,710	38,140,817
AutoZone, Inc. (b)	141,211	119,464,506
Best Buy Co., Inc.	1,343,959	76,605,663
CarMax, Inc. (a) (b)	970,406	52,236,955
Gap, Inc. (a)	1,255,719	8,840,262
Home Depot, Inc.	6,451,632	1,204,584,211
L Brands, Inc. (a)	1,370,614	15,844,298
Lowe's Cos., Inc.	4,535,165	390,250,948
O'Reilly Automotive, Inc. (b)	448,168	134,920,976
Ross Stores, Inc.	2,142,021	186,291,566
Tiffany & Co.	637,092	82,503,414
TJX Cos., Inc.	7,176,099	343,089,293
Tractor Supply Co.	698,680	59,073,394
Ulta Salon Cosmetics & Fragrance, Inc. (b)	337,391	59,279,599
		2,771,125,902
TEXTILES, APPAREL & LUXURY GOODS — 8.2%
Capri Holdings, Ltd. (a) (b)	894,904	9,656,014
Hanesbrands, Inc. (a)	2,134,613	16,799,404
NIKE, Inc. Class B	7,371,063	609,881,753
PVH Corp. (a)	437,588	16,470,812
Ralph Lauren Corp. (a)	293,469	19,612,533
Tapestry, Inc.	1,628,481	21,088,829
Under Armour, Inc. Class A (a) (b)	1,110,696	10,229,510
Under Armour, Inc. Class C (b)	1,148,334	9,255,572
VF Corp.	1,932,693	104,520,038
		817,514,465
TOTAL COMMON STOCKS (Cost $13,289,816,802)		9,966,158,376
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	19,490,995	19,473,453

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	64,779,123	$ 64,779,123
TOTAL SHORT-TERM INVESTMENTS (Cost $84,248,049)		84,252,576
TOTAL INVESTMENTS — 100.8% (Cost $13,374,064,851)		10,050,410,952
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(75,952,607)
NET ASSETS — 100.0%		$ 9,974,458,345

(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 9,966,158,376	$—	$—	$ 9,966,158,376
Short-Term Investments	84,252,576	—	—	84,252,576
TOTAL INVESTMENTS	$10,050,410,952	$—	$—	$10,050,410,952
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,102,149	$10,103,159	$150,968,919	$141,569,703	$(33,449)	$4,527	19,490,995	$19,473,453	$101,570
State Street Navigator Securities Lending Portfolio II	84,833,593	84,833,593	658,817,970	678,872,440	—	—	64,779,123	64,779,123	141,387
Total		$94,936,752	$809,786,889	$820,442,143	$(33,449)	$4,527		$84,252,576	$242,957
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BEVERAGES — 24.4%
Brown-Forman Corp. Class B (a)	1,560,301	$ 86,612,309
Coca-Cola Co.	29,135,045	1,289,225,741
Constellation Brands, Inc. Class A	1,434,444	205,641,892
Molson Coors Beverage Co. Class B (a)	1,608,825	62,760,263
Monster Beverage Corp. (b)	3,269,347	183,933,462
PepsiCo, Inc.	10,535,875	1,265,358,588
		3,093,532,255
FOOD & STAPLES RETAILING — 19.5%
Costco Wholesale Corp.	1,959,589	558,737,612
Kroger Co.	6,868,387	206,875,816
Sysco Corp.	4,369,605	199,385,076
Walmart, Inc.	10,718,420	1,217,826,880
Walgreens Boots Alliance, Inc.	6,420,720	293,747,940
		2,476,573,324
FOOD PRODUCTS — 17.9%
Archer-Daniels-Midland Co.	4,767,444	167,718,680
Campbell Soup Co.	1,446,687	66,779,072
Conagra Brands, Inc. (a)	4,167,792	122,283,017
General Mills, Inc.	5,176,048	273,140,053
Hershey Co.	1,270,071	168,284,407
Hormel Foods Corp. (a)	2,381,401	111,068,543
J.M. Smucker Co.	976,777	108,422,247
Kellogg Co. (a)	2,132,486	127,927,835
Kraft Heinz Co.	5,333,696	131,955,639
Lamb Weston Holdings, Inc.	1,250,895	71,426,105
McCormick & Co., Inc.	1,058,220	149,431,246
Mondelez International, Inc. Class A	12,330,773	617,525,112
Tyson Foods, Inc. Class A	2,528,002	146,295,476
		2,262,257,432
HOUSEHOLD PRODUCTS — 25.7%
Church & Dwight Co., Inc.	2,101,622	134,882,100
Clorox Co. (a)	1,074,794	186,208,060
Colgate-Palmolive Co.	7,339,756	487,066,208
Kimberly-Clark Corp.	2,935,802	375,401,002
Procter & Gamble Co.	18,842,402	2,072,664,220
		3,256,221,590
Security Description	Shares	Value
PERSONAL PRODUCTS — 2.5%
Coty, Inc. Class A	2,531,359	$ 13,061,812
Estee Lauder Cos., Inc. Class A	1,905,905	303,686,903
		316,748,715
TOBACCO — 9.5%
Altria Group, Inc.	15,998,747	618,671,546
Philip Morris International, Inc.	8,057,384	587,866,737
		1,206,538,283
TOTAL COMMON STOCKS (Cost $15,016,826,385)		12,611,871,599
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	4,785,442	4,781,135
State Street Navigator Securities Lending Portfolio II (e) (f)	18,354,361	18,354,361
TOTAL SHORT-TERM INVESTMENTS (Cost $23,133,792)		23,135,496
TOTAL INVESTMENTS — 99.7% (Cost $15,039,960,177)		12,635,007,095
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		34,771,300
NET ASSETS — 100.0%		$ 12,669,778,395
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,611,871,599	$—	$—	$12,611,871,599
Short-Term Investments	23,135,496	—	—	23,135,496
TOTAL INVESTMENTS	$12,635,007,095	$—	$—	$12,635,007,095
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	637,217	$ 637,281	$301,393,237	$297,193,908	$(57,179)	$1,704	4,785,442	$ 4,781,135	$152,208
State Street Navigator Securities Lending Portfolio II	121,441,491	121,441,491	457,140,741	560,227,871	—	—	18,354,361	18,354,361	150,480
Total		$122,078,772	$758,533,978	$857,421,779	$(57,179)	$1,704		$23,135,496	$302,688
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ENERGY EQUIPMENT & SERVICES — 8.5%
Baker Hughes Co.	9,202,503	$ 96,626,282
Halliburton Co.	12,430,192	85,146,815
Helmerich & Payne, Inc. (a)	1,535,693	24,033,596
National Oilwell Varco, Inc.	5,463,583	53,707,021
Schlumberger, Ltd.	19,603,733	264,454,358
TechnipFMC PLC (a)	5,950,822	40,108,540
		564,076,612
OIL, GAS & CONSUMABLE FUELS — 91.1%
Apache Corp. (a)	5,324,908	22,258,115
Cabot Oil & Gas Corp.	5,776,460	99,297,347
Chevron Corp.	21,573,839	1,563,240,374
Concho Resources, Inc.	2,846,684	121,980,409
ConocoPhillips	9,925,390	305,702,012
Devon Energy Corp.	5,480,146	37,867,809
Diamondback Energy, Inc.	2,281,896	59,785,675
EOG Resources, Inc.	8,238,114	295,913,055
Exxon Mobil Corp.	40,158,384	1,524,813,841
Hess Corp. (a)	3,667,587	122,130,647
HollyFrontier Corp.	2,102,493	51,532,103
Kinder Morgan, Inc.	21,114,058	293,907,687
Marathon Oil Corp. (a)	11,327,391	37,267,116
Marathon Petroleum Corp.	9,194,839	217,182,097
Noble Energy, Inc.	6,772,970	40,908,739
Occidental Petroleum Corp. (a)	12,649,874	146,485,541
ONEOK, Inc.	5,849,547	127,578,620
Phillips 66	5,745,601	308,251,494
Pioneer Natural Resources Co.	2,345,718	164,552,118
Valero Energy Corp.	5,815,077	263,771,893
Security Description	Shares	Value
Williams Cos., Inc.	17,163,343	$ 242,861,304
		6,047,287,996
TOTAL COMMON STOCKS (Cost $15,748,267,790)		6,611,364,608
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (b) (c)	14,485,000	14,471,963
State Street Navigator Securities Lending Portfolio II (d) (e)	25,980,621	25,980,621
TOTAL SHORT-TERM INVESTMENTS (Cost $40,450,439)		40,452,584
TOTAL INVESTMENTS — 100.2% (Cost $15,788,718,229)		6,651,817,192
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(16,075,461)
NET ASSETS — 100.0%		$ 6,635,741,731
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,611,364,608	$—	$—	$6,611,364,608
Short-Term Investments	40,452,584	—	—	40,452,584
TOTAL INVESTMENTS	$6,651,817,192	$—	$—	$6,651,817,192
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,896,062	$12,897,352	$ 739,588,699	$ 737,935,040	$(81,191)	$2,143	14,485,000	$14,471,963	$194,725
State Street Navigator Securities Lending Portfolio II	4,960,705	4,960,705	539,855,434	518,835,518	—	—	25,980,621	25,980,621	47,309
Total		$17,858,057	$1,279,444,133	$1,256,770,558	$(81,191)	$2,143		$40,452,584	$242,034
See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 37.7%
Bank of America Corp.	51,475,215	$ 1,092,818,814
Citigroup, Inc.	13,881,605	584,693,203
Citizens Financial Group, Inc.	2,764,070	51,992,157
Comerica, Inc.	916,552	26,891,636
Fifth Third Bancorp	4,512,194	67,006,081
First Republic Bank (a)	1,071,472	88,160,716
Huntington Bancshares, Inc.	6,566,592	53,911,720
JPMorgan Chase & Co.	19,943,303	1,795,495,569
KeyCorp	6,262,668	64,943,867
M&T Bank Corp.	838,939	86,771,461
People's United Financial, Inc. (a)	2,823,917	31,204,283
PNC Financial Services Group, Inc.	2,786,183	266,693,437
Regions Financial Corp.	6,133,471	55,017,235
SVB Financial Group (a) (b)	327,868	49,534,297
Truist Financial Corp.	8,526,876	262,968,856
US Bancorp	9,037,245	311,333,090
Wells Fargo & Co.	24,471,896	702,343,415
Zions Bancorp NA (a)	1,083,782	29,002,006
		5,620,781,843
CAPITAL MARKETS — 23.9%
Ameriprise Financial, Inc.	805,629	82,560,860
Bank of New York Mellon Corp.	5,335,993	179,716,244
BlackRock, Inc.	749,975	329,966,501
Cboe Global Markets, Inc.	704,904	62,912,682
Charles Schwab Corp. (a)	7,269,350	244,395,547
CME Group, Inc.	2,278,536	393,981,660
E*TRADE Financial Corp.	1,436,517	49,301,263
Franklin Resources, Inc. (a)	1,773,379	29,597,695
Goldman Sachs Group, Inc.	2,026,384	313,258,703
Intercontinental Exchange, Inc.	3,540,672	285,909,264
Invesco, Ltd. (a)	2,366,569	21,488,447
MarketAxess Holdings, Inc.	241,071	80,172,982
Moody's Corp.	1,032,347	218,341,390
Morgan Stanley	7,394,350	251,407,900
MSCI, Inc.	538,453	155,591,379
Nasdaq, Inc.	729,487	69,264,791
Northern Trust Corp. (a)	1,347,163	101,656,920
Raymond James Financial, Inc.	784,983	49,610,926
S&P Global, Inc.	1,554,069	380,824,608
State Street Corp. (c)	2,312,138	123,167,591
T Rowe Price Group, Inc.	1,485,704	145,078,996
		3,568,206,349
CONSUMER FINANCE — 4.3%
American Express Co.	4,266,561	365,260,287
Capital One Financial Corp.	2,961,421	149,314,847
Discover Financial Services	1,993,116	71,094,448
Synchrony Financial	3,588,692	57,742,054
		643,411,636
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 15.2%
Berkshire Hathaway, Inc. Class B (b)	12,437,374	$ 2,273,925,088
INSURANCE — 18.7%
Aflac, Inc.	4,667,345	159,809,893
Allstate Corp.	2,059,749	188,940,776
American International Group, Inc.	5,531,420	134,136,935
Aon PLC	1,488,682	245,692,077
Arthur J Gallagher & Co.	1,185,928	96,664,991
Assurant, Inc.	385,488	40,125,446
Chubb, Ltd.	2,881,626	321,848,808
Cincinnati Financial Corp. (a)	966,178	72,898,130
Everest Re Group, Ltd.	259,300	49,894,506
Globe Life, Inc.	633,480	45,591,556
Hartford Financial Services Group, Inc.	2,291,598	80,755,914
Lincoln National Corp.	1,261,041	33,190,599
Loews Corp.	1,626,653	56,656,324
Marsh & McLennan Cos., Inc.	3,208,832	277,435,615
MetLife, Inc.	4,970,139	151,937,149
Principal Financial Group, Inc.	1,642,175	51,465,764
Progressive Corp.	3,717,319	274,486,835
Prudential Financial, Inc.	2,556,158	133,278,078
Travelers Cos., Inc.	1,641,415	163,074,580
Unum Group	1,311,755	19,689,443
Willis Towers Watson PLC	817,540	138,859,169
WR Berkley Corp.	922,729	48,138,772
		2,784,571,360
TOTAL COMMON STOCKS (Cost $20,906,460,242)		14,890,896,276
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	21,393,767	21,374,513
State Street Navigator Securities Lending Portfolio II (f) (g)	30,573,812	30,573,812
TOTAL SHORT-TERM INVESTMENTS (Cost $51,944,117)		51,948,325
TOTAL INVESTMENTS — 100.1% (Cost $20,958,404,359)		14,942,844,601
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(18,800,458)
NET ASSETS — 100.0%		$ 14,924,044,143
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,890,896,276	$—	$—	$14,890,896,276
Short-Term Investments	51,948,325	—	—	51,948,325
TOTAL INVESTMENTS	$14,942,844,601	$—	$—	$14,942,844,601
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	2,622,937	$155,251,641	$ 97,207,165	$ 123,227,790	$(10,903,091)	$4,839,666	2,312,138	$123,167,591	$2,530,095
State Street Institutional Liquid Reserves Fund, Premier Class	31,507,466	31,510,617	474,007,469	484,099,967	(46,772)	3,166	21,393,767	21,374,513	256,575
State Street Navigator Securities Lending Portfolio II	18,432,206	18,432,206	511,989,800	499,848,194	—	—	30,573,812	30,573,812	49,672
Total		$205,194,464	$1,083,204,434	$1,107,175,951	$(10,949,863)	$4,842,832		$175,115,916	$2,836,342
See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 15.7%
AbbVie, Inc. (a)	8,370,314	$ 637,734,224
Alexion Pharmaceuticals, Inc. (b)	1,252,536	112,465,207
Amgen, Inc.	3,363,143	681,809,980
Biogen, Inc. (b)	1,021,328	323,127,753
Gilead Sciences, Inc.	7,160,822	535,343,053
Incyte Corp. (b)	1,012,537	74,148,085
Regeneron Pharmaceuticals, Inc. (b)	452,114	220,762,745
Vertex Pharmaceuticals, Inc. (b)	1,455,512	346,339,080
		2,931,730,127
HEALTH CARE EQUIPMENT & SUPPLIES — 24.1%
Abbott Laboratories	10,003,589	789,383,208
ABIOMED, Inc. (b)	255,563	37,097,525
Align Technology, Inc. (b)	406,250	70,667,188
Baxter International, Inc.	2,889,738	234,617,828
Becton Dickinson and Co.	1,530,796	351,730,997
Boston Scientific Corp. (b)	7,889,093	257,421,105
Cooper Cos., Inc.	280,552	77,339,770
Danaher Corp.	3,618,384	500,820,529
DENTSPLY SIRONA, Inc.	1,257,916	48,844,878
Edwards Lifesciences Corp. (b)	1,180,530	222,671,569
Hologic, Inc. (b)	1,518,663	53,305,071
IDEXX Laboratories, Inc. (b)	485,494	117,606,067
Intuitive Surgical, Inc. (b)	654,167	323,950,040
Medtronic PLC	7,586,652	684,164,277
ResMed, Inc.	813,784	119,862,245
STERIS PLC	479,900	67,171,603
Stryker Corp.	1,822,494	303,427,026
Teleflex, Inc. (a)	262,064	76,748,063
Varian Medical Systems, Inc. (a) (b)	514,509	52,819,494
Zimmer Biomet Holdings, Inc.	1,164,146	117,671,878
		4,507,320,361
HEALTH CARE PROVIDERS & SERVICES — 19.1%
AmerisourceBergen Corp.	850,840	75,299,340
Anthem, Inc.	1,435,229	325,854,392
Cardinal Health, Inc.	1,656,491	79,412,179
Centene Corp. (b)	3,304,423	196,315,770
Cigna Corp. (b)	2,113,590	374,485,876
CVS Health Corp.	7,363,587	436,881,617
DaVita, Inc. (a) (b)	507,273	38,583,184
HCA Healthcare, Inc.	1,497,482	134,548,758
Henry Schein, Inc. (b)	829,942	41,928,670
Humana, Inc.	749,505	235,359,560
Laboratory Corp. of America Holdings (b)	549,643	69,469,379
McKesson Corp.	914,703	123,722,728
Quest Diagnostics, Inc.	762,428	61,222,968
UnitedHealth Group, Inc.	5,362,469	1,337,292,519
Security Description	Shares	Value
Universal Health Services, Inc. Class B	454,233	$ 45,005,406
		3,575,382,346
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.	1,777,826	111,985,260
LIFE SCIENCES TOOLS & SERVICES — 7.1%
Agilent Technologies, Inc.	1,751,600	125,449,592
Illumina, Inc. (a) (b)	832,080	227,257,690
IQVIA Holdings, Inc. (b)	1,021,471	110,175,862
Mettler-Toledo International, Inc. (b)	137,860	95,193,709
PerkinElmer, Inc. (a)	628,904	47,343,893
Thermo Fisher Scientific, Inc.	2,269,619	643,663,948
Waters Corp. (b)	364,708	66,395,091
		1,315,479,785
PHARMACEUTICALS — 33.2%
Allergan PLC	1,858,052	329,061,009
Bristol-Myers Squibb Co.	13,268,251	739,572,311
Eli Lilly & Co.	4,782,276	663,397,327
Johnson & Johnson	14,896,587	1,953,389,453
Merck & Co., Inc.	14,410,455	1,108,740,408
Mylan NV (b)	2,920,772	43,548,710
Perrigo Co. PLC	770,207	37,039,255
Pfizer, Inc.	31,323,610	1,022,402,630
Zoetis, Inc.	2,695,819	317,270,938
		6,214,422,041
TOTAL COMMON STOCKS (Cost $21,489,336,889)		18,656,319,920
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	29,365,044	29,338,615
State Street Navigator Securities Lending Portfolio II (e) (f)	44,312,787	44,312,787
TOTAL SHORT-TERM INVESTMENTS (Cost $73,649,006)		73,651,402
TOTAL INVESTMENTS — 100.2% (Cost $21,562,985,895)		18,729,971,322
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(29,165,801)
NET ASSETS — 100.0%		$ 18,700,805,521
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,656,319,920	$—	$—	$18,656,319,920
Short-Term Investments	73,651,402	—	—	73,651,402
TOTAL INVESTMENTS	$18,729,971,322	$—	$—	$18,729,971,322
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,480,331	$12,481,579	$ 440,437,773	$ 423,497,645	$(85,077)	$1,985	29,365,044	$29,338,615	$349,423
State Street Navigator Securities Lending Portfolio II	28,805,353	28,805,353	1,065,668,431	1,050,160,997	—	—	44,312,787	44,312,787	467,047
Total		$41,286,932	$1,506,106,204	$1,473,658,642	$(85,077)	$1,985		$73,651,402	$816,470
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 24.4%
Boeing Co.	2,079,679	$ 310,163,326
General Dynamics Corp.	911,433	120,591,700
Howmet Aerospace, Inc.	1,506,838	24,199,818
Huntington Ingalls Industries, Inc.	159,009	28,973,030
L3Harris Technologies, Inc.	859,901	154,885,368
Lockheed Martin Corp.	965,555	327,274,867
Northrop Grumman Corp.	609,576	184,427,219
Raytheon Co.	1,083,153	142,055,516
Textron, Inc.	887,966	23,682,053
TransDigm Group, Inc. (a)	193,799	62,052,502
United Technologies Corp.	3,155,896	297,695,670
		1,676,001,069
AIR FREIGHT & LOGISTICS — 6.5%
C.H. Robinson Worldwide, Inc. (a)	526,049	34,824,444
Expeditors International of Washington, Inc.	662,499	44,201,933
FedEx Corp.	933,722	113,223,130
United Parcel Service, Inc. Class B	2,725,753	254,639,845
		446,889,352
AIRLINES — 2.7%
Alaska Air Group, Inc.	479,243	13,644,048
American Airlines Group, Inc. (a)	1,516,616	18,487,549
Delta Air Lines, Inc.	2,238,945	63,877,101
Southwest Airlines Co.	1,842,296	65,604,161
United Airlines Holdings, Inc. (b)	846,349	26,702,311
		188,315,170
BUILDING PRODUCTS — 4.0%
Allegion PLC	361,373	33,253,543
AO Smith Corp. (a)	533,041	20,154,280
Fortune Brands Home & Security, Inc.	541,347	23,413,258
Johnson Controls International PLC	3,000,518	80,893,965
Masco Corp.	1,105,043	38,201,337
Trane Technologies PLC	931,939	76,968,842
		272,885,225
COMMERCIAL SERVICES & SUPPLIES — 4.8%
Cintas Corp.	326,113	56,489,294
Copart, Inc. (b)	795,690	54,520,679
Republic Services, Inc.	819,325	61,498,535
Rollins, Inc. (a)	547,653	19,792,179
Waste Management, Inc.	1,518,164	140,521,260
		332,821,947
CONSTRUCTION & ENGINEERING — 0.9%
Jacobs Engineering Group, Inc.	527,013	41,776,320
Quanta Services, Inc.	553,568	17,564,713
		59,341,033
ELECTRICAL EQUIPMENT — 5.4%
AMETEK, Inc.	889,212	64,041,048
Security Description	Shares	Value
Eaton Corp. PLC	1,608,025	$ 124,927,462
Emerson Electric Co.	2,369,369	112,900,433
Rockwell Automation, Inc.	449,412	67,820,765
		369,689,708
INDUSTRIAL CONGLOMERATES — 15.6%
3M Co.	2,236,761	305,340,244
General Electric Co.	33,971,324	269,732,313
Honeywell International, Inc.	2,779,390	371,854,588
Roper Technologies, Inc.	404,870	126,242,515
		1,073,169,660
MACHINERY — 17.3%
Caterpillar, Inc.	2,149,754	249,457,454
Cummins, Inc.	595,818	80,626,092
Deere & Co.	1,224,651	169,197,782
Dover Corp.	565,220	47,444,567
Flowserve Corp.	509,078	12,161,874
Fortive Corp.	1,149,460	63,438,697
IDEX Corp.	296,018	40,883,046
Illinois Tool Works, Inc.	1,137,721	161,692,909
Ingersoll Rand, Inc. (b)	1,346,151	33,384,545
PACCAR, Inc.	1,345,316	82,239,167
Parker-Hannifin Corp.	499,763	64,834,254
Pentair PLC	653,782	19,456,552
Snap-on, Inc. (a)	213,270	23,208,041
Stanley Black & Decker, Inc.	591,163	59,116,300
Westinghouse Air Brake Technologies Corp. (a)	708,271	34,089,083
Xylem, Inc.	700,432	45,619,136
		1,186,849,499
PROFESSIONAL SERVICES — 4.0%
Equifax, Inc.	470,951	56,255,097
IHS Markit, Ltd.	1,559,757	93,585,420
Nielsen Holdings PLC	1,384,077	17,356,326
Robert Half International, Inc. (a)	457,267	17,261,829
Verisk Analytics, Inc.	637,264	88,821,856
		273,280,528
ROAD & RAIL — 12.1%
CSX Corp.	3,024,871	173,325,108
JB Hunt Transport Services, Inc.	331,596	30,583,099
Kansas City Southern	385,576	49,037,556
Norfolk Southern Corp.	1,014,263	148,082,398
Old Dominion Freight Line, Inc.	372,615	48,909,445
Union Pacific Corp. (a)	2,700,319	380,852,992
		830,790,598
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Fastenal Co.	2,230,880	69,715,000
United Rentals, Inc. (a) (b)	292,331	30,080,860
W.W. Grainger, Inc.	169,677	42,164,734
		141,960,594
TOTAL COMMON STOCKS (Cost $10,651,780,692)		6,851,994,383

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	11,170,990	$ 11,160,936
State Street Navigator Securities Lending Portfolio II (e) (f)	108,379,050	108,379,050
TOTAL SHORT-TERM INVESTMENTS (Cost $119,538,164)		119,539,986
TOTAL INVESTMENTS — 101.5% (Cost $10,771,318,856)		6,971,534,369
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(104,942,313)
NET ASSETS — 100.0%		$ 6,866,592,056

(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,851,994,383	$—	$—	$6,851,994,383
Short-Term Investments	119,539,986	—	—	119,539,986
TOTAL INVESTMENTS	$6,971,534,369	$—	$—	$6,971,534,369
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,868,611	$ 6,869,298	$181,975,462	$177,655,572	$(30,057)	$1,805	11,170,990	$ 11,160,936	$129,076
State Street Navigator Securities Lending Portfolio II	57,921,882	57,921,882	359,367,033	308,909,865	—	—	108,379,050	108,379,050	41,874
Total		$64,791,180	$541,342,495	$486,565,437	$(30,057)	$1,805		$119,539,986	$170,950
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
CHEMICALS — 69.3%
Air Products & Chemicals, Inc.	927,674	$ 185,173,007
Albemarle Corp. (a)	449,990	25,365,936
Celanese Corp.	512,960	37,646,134
CF Industries Holdings, Inc.	922,691	25,097,195
Corteva, Inc. (b)	3,176,016	74,636,376
Dow, Inc.	3,146,752	92,011,029
DuPont de Nemours, Inc.	2,868,548	97,817,487
Eastman Chemical Co.	577,063	26,879,595
Ecolab, Inc.	1,055,385	164,460,645
FMC Corp.	550,105	44,938,078
International Flavors & Fragrances, Inc. (a)	453,115	46,253,979
Linde PLC	2,260,768	391,112,864
LyondellBasell Industries NV Class A	1,089,513	54,072,530
Mosaic Co.	1,483,752	16,054,197
PPG Industries, Inc.	1,003,469	83,890,008
Sherwin-Williams Co.	345,747	158,877,661
		1,524,286,721
CONSTRUCTION MATERIALS — 5.0%
Martin Marietta Materials, Inc.	265,196	50,183,039
Vulcan Materials Co.	561,693	60,702,163
		110,885,202
CONTAINERS & PACKAGING — 14.3%
Amcor PLC	6,875,441	55,828,581
Avery Dennison Corp.	354,353	36,097,940
Ball Corp.	1,388,273	89,765,732
International Paper Co.	1,664,029	51,801,223
Packaging Corp. of America (a)	401,719	34,881,261
Sealed Air Corp.	655,688	16,202,050
Westrock Co.	1,094,428	30,928,535
		315,505,322
Security Description	Shares	Value
METALS & MINING — 11.1%
Freeport-McMoRan, Inc.	6,157,289	$ 41,561,701
Newmont Goldcorp Corp.	3,450,327	156,230,806
Nucor Corp.	1,286,729	46,347,979
		244,140,486
TOTAL COMMON STOCKS (Cost $3,343,196,924)		2,194,817,731
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	1,775,382	1,773,784
State Street Navigator Securities Lending Portfolio II (e) (f)	39,559,655	39,559,655
TOTAL SHORT-TERM INVESTMENTS (Cost $41,333,089)		41,333,439
TOTAL INVESTMENTS — 101.6% (Cost $3,384,530,013)		2,236,151,170
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(36,050,868)
NET ASSETS — 100.0%		$ 2,200,100,302
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,194,817,731	$—	$—	$2,194,817,731
Short-Term Investments	41,333,439	—	—	41,333,439
TOTAL INVESTMENTS	$2,236,151,170	$—	$—	$2,236,151,170
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,045,819	$ 1,045,923	$ 60,676,433	$ 59,935,120	$(13,802)	$350	1,775,382	$ 1,773,784	$ 36,653
State Street Navigator Securities Lending Portfolio II	72,906,398	72,906,398	221,195,071	254,541,814	—	—	39,559,655	39,559,655	140,353
Total		$73,952,321	$281,871,504	$314,476,934	$(13,802)	$350		$41,333,439	$177,006
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.8%
Alexandria Real Estate Equities, Inc. REIT	541,955	$ 74,280,352
American Tower Corp. REIT	1,961,671	427,153,860
Apartment Investment & Management Co. Class A REIT	662,411	23,283,747
AvalonBay Communities, Inc. REIT	618,691	91,052,755
Boston Properties, Inc. REIT	635,458	58,608,291
Crown Castle International Corp. REIT	1,841,443	265,904,369
Digital Realty Trust, Inc. REIT (a)	1,164,298	161,732,635
Duke Realty Corp. REIT	1,623,753	52,577,122
Equinix, Inc. REIT	377,669	235,880,727
Equity Residential REIT	1,546,308	95,422,667
Essex Property Trust, Inc. REIT	292,806	64,487,593
Extra Space Storage, Inc. REIT	572,172	54,791,191
Federal Realty Investment Trust REIT	313,115	23,361,510
Healthpeak Properties, Inc. REIT	2,186,368	52,144,877
Host Hotels & Resorts, Inc. REIT (a)	3,166,445	34,957,553
Iron Mountain, Inc. REIT (a)	1,279,941	30,462,596
Kimco Realty Corp. REIT	1,878,585	18,165,917
Mid-America Apartment Communities, Inc. REIT	503,958	51,922,793
Prologis, Inc. REIT	3,269,620	262,779,359
Public Storage REIT	665,381	132,151,320
Realty Income Corp. REIT	1,515,738	75,574,697
Regency Centers Corp. REIT	746,895	28,703,175
SBA Communications Corp. REIT	498,768	134,652,397
Simon Property Group, Inc. REIT	1,356,394	74,411,775
SL Green Realty Corp. REIT	362,700	15,632,370
UDR, Inc. REIT	1,294,461	47,299,605
Ventas, Inc. REIT	1,661,376	44,524,877
Vornado Realty Trust REIT	706,216	25,572,081
Welltower, Inc. REIT	1,793,429	82,103,180
Weyerhaeuser Co. REIT	3,292,395	55,806,095
		2,795,401,486
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
CBRE Group, Inc. Class A (b)	1,483,204	$ 55,931,623
TOTAL COMMON STOCKS (Cost $3,638,942,578)		2,851,333,109
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	3,516,541	3,513,376
State Street Navigator Securities Lending Portfolio II (e) (f)	4,514,396	4,514,396
TOTAL SHORT-TERM INVESTMENTS (Cost $8,027,650)		8,027,772
TOTAL INVESTMENTS — 100.0% (Cost $3,646,970,228)		2,859,360,881
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(809,674)
NET ASSETS — 100.0%		$ 2,858,551,207
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,851,333,109	$—	$—	$2,851,333,109
Short-Term Investments	8,027,772	—	—	8,027,772
TOTAL INVESTMENTS	$2,859,360,881	$—	$—	$2,859,360,881
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,560,491	$ 7,561,247	$ 83,262,313	$ 87,304,659	$(5,499)	$(26)	3,516,541	$3,513,376	$16,634
State Street Navigator Securities Lending Portfolio II	16,954,517	16,954,517	275,452,897	287,893,018	—	—	4,514,396	4,514,396	27,222
Total		$24,515,764	$358,715,210	$375,197,677	$(5,499)	$(26)		$8,027,772	$43,856
See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 3.9%
Arista Networks, Inc. (a) (b)	234,540	$ 47,506,077
Cisco Systems, Inc.	18,338,810	720,898,621
F5 Networks, Inc. (a)	262,815	28,023,963
Juniper Networks, Inc.	1,446,971	27,695,025
Motorola Solutions, Inc.	740,639	98,445,736
		922,569,422
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Amphenol Corp. Class A	1,281,641	93,405,996
CDW Corp.	621,129	57,932,702
Corning, Inc.	3,324,722	68,289,790
FLIR Systems, Inc.	579,990	18,495,881
IPG Photonics Corp. (a)	153,727	16,953,014
Keysight Technologies, Inc. (a)	810,815	67,848,999
TE Connectivity, Ltd.	1,445,840	91,059,003
Zebra Technologies Corp. Class A (a)	233,160	42,808,176
		456,793,561
IT SERVICES — 21.7%
Accenture PLC Class A	2,745,267	448,192,291
Akamai Technologies, Inc. (a)	698,574	63,912,535
Alliance Data Systems Corp.	177,236	5,963,991
Automatic Data Processing, Inc.	1,870,485	255,657,890
Broadridge Financial Solutions, Inc.	495,558	46,993,765
Cognizant Technology Solutions Corp. Class A	2,367,003	109,994,629
DXC Technology Co.	1,106,720	14,442,696
Fidelity National Information Services, Inc.	2,656,847	323,178,869
Fiserv, Inc. (a)	2,468,824	234,513,592
FleetCor Technologies, Inc. (a)	375,133	69,977,310
Gartner, Inc. (a)	386,703	38,504,018
Global Payments, Inc.	1,299,247	187,390,395
International Business Machines Corp.	3,828,494	424,694,839
Jack Henry & Associates, Inc.	332,585	51,630,495
Leidos Holdings, Inc.	575,252	52,721,846
Mastercard, Inc. Class A	3,837,586	927,007,274
Paychex, Inc.	1,377,156	86,650,656
PayPal Holdings, Inc. (a)	5,075,911	485,967,719
VeriSign, Inc. (a)	446,630	80,433,597
Visa, Inc. Class A (b)	7,400,067	1,192,298,795
Western Union Co. (b)	1,812,423	32,859,229
		5,132,986,431
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.7%
Advanced Micro Devices, Inc. (a)	5,056,301	229,960,569
Analog Devices, Inc.	1,592,102	142,731,944
Applied Materials, Inc.	3,993,228	182,969,707
Broadcom, Inc.	1,714,705	406,556,556
Intel Corp.	18,804,510	1,017,700,081
Security Description	Shares	Value
KLA Corp.	682,100	$ 98,045,054
Lam Research Corp.	627,183	150,523,920
Maxim Integrated Products, Inc.	1,169,830	56,865,436
Microchip Technology, Inc. (b)	1,033,077	70,042,621
Micron Technology, Inc. (a)	4,785,635	201,283,808
NVIDIA Corp.	2,645,637	697,389,913
Qorvo, Inc. (a)	502,241	40,495,692
QUALCOMM, Inc.	4,936,090	333,926,489
Skyworks Solutions, Inc.	736,456	65,824,437
Texas Instruments, Inc.	4,040,868	403,803,939
Xilinx, Inc.	1,087,070	84,726,236
		4,182,846,402
SOFTWARE — 33.8%
Adobe, Inc. (a)	2,092,650	665,964,936
ANSYS, Inc. (a)	369,926	85,996,697
Autodesk, Inc. (a)	951,126	148,470,769
Cadence Design Systems, Inc. (a)	1,212,941	80,102,624
Citrix Systems, Inc.	497,209	70,379,934
Fortinet, Inc. (a) (b)	613,654	62,083,375
Intuit, Inc.	1,125,277	258,813,710
Microsoft Corp.	32,978,362	5,201,017,471
NortonLifeLock, Inc.	2,478,706	46,376,589
Oracle Corp.	9,365,436	452,631,522
Paycom Software, Inc. (a) (b)	212,028	42,831,776
salesforce.com, Inc. (a)	3,834,397	552,076,480
ServiceNow, Inc. (a)	815,307	233,650,680
Synopsys, Inc. (a)	649,906	83,701,394
		7,984,097,957
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 20.8%
Apple, Inc.	18,055,150	4,591,244,093
Hewlett Packard Enterprise Co.	5,593,754	54,315,351
HP, Inc.	6,406,130	111,210,417
NetApp, Inc.	986,585	41,130,729
Seagate Technology PLC (b)	999,321	48,766,865
Western Digital Corp.	1,285,622	53,507,588
Xerox Holdings Corp. (a)	803,702	15,222,116
		4,915,397,159
TOTAL COMMON STOCKS (Cost $23,855,827,237)		23,594,690,932
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	31,218,602	31,190,505

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	83,562,726	$ 83,562,726
TOTAL SHORT-TERM INVESTMENTS (Cost $114,746,710)		114,753,231
TOTAL INVESTMENTS — 100.3% (Cost $23,970,573,947)		23,709,444,163
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(77,105,412)
NET ASSETS — 100.0%		$ 23,632,338,751

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,594,690,932	$—	$—	$23,594,690,932
Short-Term Investments	114,753,231	—	—	114,753,231
TOTAL INVESTMENTS	$23,709,444,163	$—	$—	$23,709,444,163
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,116,854	$ 44,121,266	$340,488,103	$353,332,434	$(92,815)	$6,385	31,218,602	$ 31,190,505	$369,347
State Street Navigator Securities Lending Portfolio II	130,802,180	130,802,180	410,425,931	457,665,385	—	—	83,562,726	83,562,726	152,056
Total		$174,923,446	$750,914,034	$810,997,819	$(92,815)	$6,385		$114,753,231	$521,403
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 63.2%
Alliant Energy Corp.	3,218,216	$ 155,407,651
American Electric Power Co., Inc.	6,611,664	528,800,887
Duke Energy Corp.	9,758,331	789,253,811
Edison International	4,801,529	263,075,774
Entergy Corp.	2,665,875	250,512,274
Evergy, Inc.	3,051,491	167,984,579
Eversource Energy	4,334,975	339,038,395
Exelon Corp.	13,011,952	478,969,953
FirstEnergy Corp.	7,234,446	289,884,251
NextEra Energy, Inc.	6,542,384	1,574,228,438
NRG Energy, Inc.	3,368,745	91,831,989
Pinnacle West Capital Corp.	1,505,134	114,074,106
PPL Corp.	10,280,586	253,724,862
Southern Co.	14,037,606	759,995,989
Xcel Energy, Inc.	7,021,288	423,383,666
		6,480,166,625
GAS UTILITIES — 1.5%
Atmos Energy Corp.	1,597,938	158,563,388
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.2%
AES Corp.	8,889,171	120,892,726
MULTI-UTILITIES — 31.0%
Ameren Corp. (a)	3,294,133	239,911,706
CenterPoint Energy, Inc.	6,724,749	103,897,372
CMS Energy Corp. (a)	3,800,534	223,281,372
Consolidated Edison, Inc.	4,451,100	347,185,800
Dominion Energy, Inc.	11,017,368	795,343,796
DTE Energy Co.	2,572,240	244,285,633
NiSource, Inc.	5,001,583	124,889,528
Public Service Enterprise Group, Inc.	6,771,427	304,104,787
Security Description	Shares	Value
Sempra Energy	3,770,718	$ 426,053,427
WEC Energy Group, Inc.	4,223,473	372,214,675
		3,181,168,096
WATER UTILITIES — 2.8%
American Water Works Co., Inc.	2,420,526	289,398,088
TOTAL COMMON STOCKS (Cost $12,105,271,497)		10,230,188,923
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (b) (c)	11,064,026	11,054,069
State Street Navigator Securities Lending Portfolio II (d) (e)	4,075,775	4,075,775
TOTAL SHORT-TERM INVESTMENTS (Cost $15,128,888)		15,129,844
TOTAL INVESTMENTS — 99.8% (Cost $12,120,400,385)		10,245,318,767
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		15,501,491
NET ASSETS — 100.0%		$ 10,260,820,258
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,230,188,923	$—	$—	$10,230,188,923
Short-Term Investments	15,129,844	—	—	15,129,844
TOTAL INVESTMENTS	$10,245,318,767	$—	$—	$10,245,318,767
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,627,998	$8,628,861	$302,715,946	$300,212,737	$(78,956)	$955	11,064,026	$11,054,069	$183,655
State Street Navigator Securities Lending Portfolio II	—	—	480,492,318	476,416,543	—	—	4,075,775	4,075,775	61,756
Total		$8,628,861	$783,208,264	$776,629,280	$(78,956)	$955		$15,129,844	$245,411
See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2020 (Unaudited)

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$ 6,529,298,976	$ 9,966,158,376	$12,611,871,599
Investments in affiliated issuers, at value	42,512,325	84,252,576	23,135,496
Total Investments	6,571,811,301	10,050,410,952	12,635,007,095
Cash	—	90	9,957,090
Receivable for investments sold	262,866,438	822,090,255	138,713,732
Receivable for income related to Select Sector SPDR shares in-kind transactions	—	37,982	3,111
Dividends receivable — unaffiliated issuers	5,381,460	6,652,427	47,435,498
Dividends receivable — affiliated issuers	7,611	19,831	22,073
Securities lending income receivable — unaffiliated issuers	532	20,763	19,955
Securities lending income receivable — affiliated issuers	6,988	50,219	33,106
Other Receivable	621,517	—	—
Prepaid expenses and other assets	2,831	8,614	6,860
TOTAL ASSETS	6,840,698,678	10,879,291,133	12,831,198,520
LIABILITIES
Due to custodian	50,851	—	—
Payable upon return of securities loaned	41,553,325	64,779,123	18,354,361
Payable for investments purchased	263,601,110	837,051,706	140,155,686
Payable for income related to Select Sector SPDR shares in-kind transactions	13,073	—	—
Advisory and Administration fees payable	187,759	320,765	384,725
Custodian fees payable	22,287	64,013	53,106
Distribution fees payable	287,379	481,378	563,889
Unitary fees payable	88,934	161,913	198,867
Trustees’ fees and expenses payable	—	1,840	—
License fee payable	738,175	1,380,290	1,394,211
Professional fees payable	14,390	36,628	31,002
Printing and postage fees payable	116,772	555,132	284,278
TOTAL LIABILITIES	306,674,055	904,832,788	161,420,125
NET ASSETS	$ 6,534,024,623	$ 9,974,458,345	$12,669,778,395
NET ASSETS CONSIST OF:
Paid-in Capital	$ 7,829,770,631	$14,177,097,793	$15,967,208,701
Total distributable earnings (loss)	(1,295,746,008)	(4,202,639,448)	(3,297,430,306)
NET ASSETS	$ 6,534,024,623	$ 9,974,458,345	$12,669,778,395
NET ASSET VALUE PER SHARE
Net asset value per share	$ 44.22	$ 98.07	$ 54.51
Shares outstanding (unlimited amount authorized, $0.01 par value)	147,750,000	101,703,252	232,421,809
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 7,706,832,880	$13,289,816,802	$15,016,826,385
Investments in affiliated issuers	42,511,730	84,248,049	23,133,792
Total cost of investments	$ 7,749,344,610	$13,374,064,851	$15,039,960,177
* Includes investments in securities on loan, at value	$ 64,388,256	$ 188,464,477	$ 68,503,109
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$ 6,611,364,608	$14,767,728,685	$18,656,319,920	$ 6,851,994,383	$ 2,194,817,731	$2,851,333,109	$23,594,690,932
40,452,584	175,115,916	73,651,402	119,539,986	41,333,439	8,027,772	114,753,231
6,651,817,192	14,942,844,601	18,729,971,322	6,971,534,369	2,236,151,170	2,859,360,881	23,709,444,163
—	954,508	1,182,205	592,746	479,002	134,530	5,550,820
291,182,870	—	—	—	12,803,995	—	—
—	46,304	539	4,065	—	—	—
8,330,159	15,407,601	18,111,189	1,520,261	3,721,614	7,403,228	6,433,567
18,664	28,902	44,637	11,090	6,361	1,568	52,528
2,132	8,413	4,221	7,348	2,009	8,925	22,782
25,683	33,276	34,936	10,413	30,139	6,481	34,956
8,797,506	—	—	3,561,948	—	—	—
9,229	16,716	12,306	7,000	2,619	1,912	12,908
6,960,183,435	14,959,340,321	18,749,361,355	6,977,249,240	2,253,196,909	2,866,917,525	23,721,551,724

1,445,847	—	—	—	—	—	—
25,980,621	30,573,812	44,312,787	108,379,050	39,559,655	4,514,396	83,562,726
294,755,813	—	—	—	12,705,022	3,019,852	—
35,154	—	—	—	28,742	32,748	10,523
206,498	458,110	532,066	231,851	81,864	91,472	680,293
66,597	121,603	92,963	51,606	19,177	14,526	99,362
252,024	679,555	714,525	357,176	124,201	141,429	1,025,385
91,984	286,658	264,940	124,740	29,245	46,181	391,206
7,520	6,448	5,085	2,781	1,766	—	—
1,028,379	2,189,837	2,033,352	1,084,215	375,715	367,515	2,692,288
40,158	57,486	46,054	32,703	21,742	19,267	46,010
531,109	922,669	554,062	393,062	149,478	118,932	705,180
324,441,704	35,296,178	48,555,834	110,657,184	53,096,607	8,366,318	89,212,973
$ 6,635,741,731	$14,924,044,143	$18,700,805,521	$ 6,866,592,056	$ 2,200,100,302	$2,858,551,207	$23,632,338,751

$ 20,368,731,449	$21,588,360,913	$22,081,131,817	$11,190,635,907	$ 4,179,356,856	$3,735,172,090	$24,837,067,943
(13,732,989,718)	(6,664,316,770)	(3,380,326,296)	(4,324,043,851)	(1,979,256,554)	(876,620,883)	(1,204,729,192)
$ 6,635,741,731	$14,924,044,143	$18,700,805,521	$ 6,866,592,056	$ 2,200,100,302	$2,858,551,207	$23,632,338,751

$ 29.07	$ 20.80	$ 88.60	$ 59.05	$ 45.06	$ 31.04	$ 80.39
228,274,200	717,645,427	211,065,324	116,276,000	48,823,725	92,100,000	293,955,897

$ 15,748,267,790	$20,692,076,063	$21,489,336,889	$10,651,780,692	$ 3,343,196,924	$3,638,942,578	$23,855,827,237
40,450,439	266,328,296	73,649,006	119,538,164	41,333,089	8,027,650	114,746,710
$ 15,788,718,229	$20,958,404,359	$21,562,985,895	$10,771,318,856	$ 3,384,530,013	$3,646,970,228	$23,970,573,947
$ 101,541,914	$ 68,627,549	$ 70,954,145	$ 151,761,738	$ 37,772,409	$ 31,281,541	$ 370,045,988

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2020 (Unaudited)

The Utilities Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$10,230,188,923
Investments in affiliated issuers, at value	15,129,844
Total Investments	10,245,318,767
Cash	1,760,493
Receivable for investments sold	34,733,795
Receivable for income related to Select Sector SPDR shares in-kind transactions	20,593
Dividends receivable — unaffiliated issuers	17,702,983
Dividends receivable — affiliated issuers	23,565
Securities lending income receivable — affiliated issuers	210
Prepaid expenses and other assets	5,812
TOTAL ASSETS	10,299,566,218
LIABILITIES
Payable upon return of securities loaned	4,075,775
Payable for investments purchased	32,223,061
Advisory and Administration fees payable	320,673
Custodian fees payable	44,931
Distribution fees payable	460,926
Unitary fees payable	167,362
License fee payable	1,200,201
Professional fees payable	28,714
Printing and postage fees payable	224,317
TOTAL LIABILITIES	38,745,960
NET ASSETS	$10,260,820,258
NET ASSETS CONSIST OF:
Paid-in Capital	$12,875,798,659
Total distributable earnings (loss)	(2,614,978,401)
NET ASSETS	$10,260,820,258
NET ASSET VALUE PER SHARE
Net asset value per share	$ 55.46
Shares outstanding (unlimited amount authorized, $0.01 par value)	185,024,160
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$12,105,271,497
Investments in affiliated issuers	15,128,888
Total cost of investments	$12,120,400,385
* Includes investments in securities on loan, at value	$ 3,729,725
See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2020 (Unaudited)

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	36,139,271	$ 106,541,316	$ 191,502,885
Dividend income — affiliated issuers	54,178	101,570	152,208
Unaffiliated securities lending income	21,615	122,589	64,285
Affiliated securities lending income	15,782	141,387	150,480
TOTAL INVESTMENT INCOME (LOSS)	36,230,846	106,906,862	191,869,858
EXPENSES
Advisory and Administration fees	1,115,189	2,341,387	2,266,722
Distribution fees	1,171,536	2,458,728	2,380,316
License fees	1,322,551	2,771,883	2,680,379
Custodian fees	20,096	42,220	40,829
Unitary fees	358,071	753,226	730,625
Trustees’ fees and expenses	27,355	64,966	59,408
Professional fees	21,324	32,975	30,068
Printing and postage fees	205,401	551,682	363,093
Insurance expense	5,693	17,323	13,795
Miscellaneous expenses	31,815	59,775	51,025
TOTAL EXPENSES	4,279,031	9,094,165	8,616,260
NET INVESTMENT INCOME (LOSS)	$ 31,951,815	$ 97,812,697	$ 183,253,598
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(56,445,236)	(69,440,269)	(131,589,791)
Investments — affiliated issuers	(12,932)	(33,449)	(57,179)
In-kind redemptions — unaffiliated issuers	359,322,439	254,875,507	551,212,627
Net realized gain (loss)	302,864,271	185,401,789	419,565,657
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,087,160,501)	(2,813,828,578)	(2,115,871,829)
Investments — affiliated issuers	595	4,527	1,704
Net change in unrealized appreciation/depreciation	(1,087,159,906)	(2,813,824,051)	(2,115,870,125)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(784,295,635)	(2,628,422,262)	(1,696,304,468)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (752,343,820)	$(2,530,609,565)	$(1,513,050,870)
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

218,930,590	$ 268,501,347	$ 170,411,908	$ 115,448,157	$ 39,196,556	$ 58,268,851	$ 201,526,712
194,725	2,786,670	349,423	129,076	36,653	16,634	369,347
9,257	36,953	26,210	57,967	25,816	42,510	163,857
47,309	49,672	467,047	41,874	140,353	27,222	152,056
219,181,881	271,374,642	171,254,588	115,677,074	39,399,378	58,355,217	202,211,972

1,629,346	3,885,250	3,171,054	1,753,404	599,740	618,545	4,210,214
1,694,840	4,080,098	3,319,878	1,833,457	619,279	649,598	4,425,234
1,927,488	4,601,474	3,755,061	2,075,130	709,431	732,008	4,979,870
29,385	70,095	57,143	31,629	10,816	11,148	75,886
522,977	1,252,178	1,023,182	562,806	191,546	199,416	1,350,605
53,052	110,678	83,076	47,324	18,703	16,720	102,576
29,485	45,575	38,524	27,200	18,861	18,098	42,137
475,642	841,100	626,177	355,526	139,852	150,538	765,207
18,560	33,615	24,747	14,078	5,267	3,845	25,959
61,142	93,526	75,618	51,828	24,824	21,130	80,563
6,441,917	15,013,589	12,174,460	6,752,382	2,338,319	2,421,046	16,058,251
$ 212,739,964	$ 256,361,053	$ 159,080,128	$ 108,924,692	$ 37,061,059	$ 55,934,171	$ 186,153,721

(857,946,055)	(129,537,600)	(157,187,917)	(49,008,844)	(39,807,814)	(46,505,106)	(55,889,130)
(81,191)	(10,949,863)	(85,077)	(30,057)	(13,802)	(5,499)	(92,815)
(39,002,162)	565,757,624	565,072,812	(6,150,577)	(137,658,098)	232,422,041	1,422,288,434
(897,029,408)	425,270,161	407,799,818	(55,189,478)	(177,479,714)	185,911,436	1,366,306,489

(4,687,825,044)	(5,213,892,493)	(756,215,567)	(2,587,513,662)	(721,440,223)	(968,785,365)	(1,474,934,611)
2,143	4,842,832	1,985	1,805	350	(26)	6,385
(4,687,822,901)	(5,209,049,661)	(756,213,582)	(2,587,511,857)	(721,439,873)	(968,785,391)	(1,474,928,226)
(5,584,852,309)	(4,783,779,500)	(348,413,764)	(2,642,701,335)	(898,919,587)	(782,873,955)	(108,621,737)
$(5,372,112,345)	$(4,527,418,447)	$(189,333,636)	$(2,533,776,643)	$(861,858,528)	$(726,939,784)	$ 77,531,984

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2020 (Unaudited)

The Utilities Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 182,438,477
Dividend income — affiliated issuers	183,655
Unaffiliated securities lending income	28,020
Affiliated securities lending income	61,756
TOTAL INVESTMENT INCOME (LOSS)	182,711,908
EXPENSES
Advisory and Administration fees	1,876,903
Distribution fees	1,971,430
License fees	2,221,770
Custodian fees	33,809
Unitary fees	606,452
Trustees’ fees and expenses	48,291
Professional fees	27,309
Printing and postage fees	312,963
Insurance expense	11,688
Miscellaneous expenses	46,440
TOTAL EXPENSES	7,157,055
NET INVESTMENT INCOME (LOSS)	$ 175,554,853
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(58,182,643)
Investments — affiliated issuers	(78,956)
In-kind redemptions — unaffiliated issuers	686,621,714
Net realized gain (loss)	628,360,115
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(2,496,449,426)
Investments — affiliated issuers	955
Net change in unrealized appreciation/depreciation	(2,496,448,471)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,868,088,356)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,692,533,503)
See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Communication Services Select Sector SPDR Fund		The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,951,815	$ 42,919,603	$ 97,812,697	$ 186,329,760
Net realized gain (loss)	302,864,271	261,837,644	185,401,789	1,965,839,208
Net change in unrealized appreciation/depreciation	(1,087,159,906)	(97,536,808)	(2,813,824,051)	(1,891,082,222)
Net increase (decrease) in net assets resulting from operations	(752,343,820)	207,220,439	(2,530,609,565)	261,086,746
Net equalization credits and charges	1,915,614	2,407,544	(5,503,766)	(2,522,826)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(32,032,358)	(45,484,659)	(92,148,469)	(184,010,473)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,151,653,987	11,663,782,846	9,352,878,922	20,171,605,252
Cost of shares redeemed	(4,872,656,130)	(7,821,126,786)	(10,683,976,755)	(22,539,309,614)
Net income equalization	(1,915,614)	(2,407,544)	5,503,766	2,522,826
Net increase (decrease) in net assets from beneficial interest transactions	1,277,082,243	3,840,248,516	(1,325,594,067)	(2,365,181,536)
Net increase (decrease) in net assets during the period	494,621,679	4,004,391,840	(3,953,855,867)	(2,290,628,089)
Net assets at beginning of period	6,039,402,944	2,035,011,104	13,928,314,212	16,218,942,301
NET ASSETS AT END OF PERIOD	$ 6,534,024,623	$ 6,039,402,944	$ 9,974,458,345	$ 13,928,314,212
SHARES OF BENEFICIAL INTEREST:
Shares sold	122,850,000	246,300,000	78,950,000	178,800,000
Shares redeemed	(97,100,000)	(165,850,000)	(92,650,000)	(201,800,000)
Net increase (decrease)	25,750,000	80,450,000	(13,700,000)	(23,000,000)
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund		The Energy Select Sector SPDR Fund		The Financial Select Sector SPDR Fund
Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19

$ 183,253,598	$ 312,341,613	$ 212,739,964	$ 829,868,978	$ 256,361,053	$ 527,784,057
419,565,657	977,575,224	(897,029,408)	(954,015,763)	425,270,161	732,984,376
(2,115,870,125)	503,354,114	(4,687,822,901)	(3,205,490,881)	(5,209,049,661)	(1,185,204,263)
(1,513,050,870)	1,793,270,951	(5,372,112,345)	(3,329,637,666)	(4,527,418,447)	75,564,170
4,795,547	9,224,666	18,707,122	(8,215,744)	(12,686,379)	(26,253,632)

(186,818,625)	(320,699,124)	(562,290,332)	(437,805,660)	(243,977,216)	(502,942,678)

13,039,828,292	30,878,885,442	15,919,881,054	25,459,828,236	21,301,478,571	38,373,618,648
(12,685,184,473)	(27,593,169,069)	(13,364,517,646)	(30,112,762,538)	(24,158,242,537)	(46,447,842,746)
(4,795,547)	(9,224,666)	(18,707,122)	8,215,744	12,686,379	26,253,632
349,848,272	3,276,491,707	2,536,656,286	(4,644,718,558)	(2,844,077,587)	(8,047,970,466)
(1,345,225,676)	4,758,288,200	(3,379,039,269)	(8,420,377,628)	(7,628,159,629)	(8,501,602,606)
14,015,004,071	9,256,715,871	10,014,781,000	18,435,158,628	22,552,203,772	31,053,806,378
$ 12,669,778,395	$ 14,015,004,071	$ 6,635,741,731	$ 10,014,781,000	$ 14,924,044,143	$ 22,552,203,772

216,750,000	544,850,000	334,350,000	401,600,000	807,750,000	1,445,250,000
(212,550,000)	(488,300,000)	(275,300,000)	(475,750,000)	(895,050,000)	(1,766,350,000)
4,200,000	56,550,000	59,050,000	(74,150,000)	(87,300,000)	(321,100,000)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Health Care Select Sector SPDR Fund		The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 159,080,128	$ 462,377,745	$ 108,924,692	$ 215,697,835
Net realized gain (loss)	407,799,818	2,308,028,359	(55,189,478)	450,579,664
Net change in unrealized appreciation/depreciation	(756,213,582)	(3,567,287,004)	(2,587,511,857)	(851,842,607)
Net increase (decrease) in net assets resulting from operations	(189,333,636)	(796,880,900)	(2,533,776,643)	(185,565,108)
Net equalization credits and charges	4,334,070	(3,327,949)	(6,451,131)	(4,688,264)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(294,160,432)	(303,471,062)	(102,473,901)	(219,261,944)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	15,614,184,791	30,839,809,025	13,394,994,936	25,518,305,688
Cost of shares redeemed	(13,248,602,180)	(32,553,118,582)	(13,694,520,778)	(28,236,502,235)
Net income equalization	(4,334,070)	3,327,949	6,451,131	4,688,264
Net increase (decrease) in net assets from beneficial interest transactions	2,361,248,541	(1,709,981,608)	(293,074,711)	(2,713,508,283)
Contribution from Affiliate (Note 3)	—	—	—	60,421
Net increase (decrease) in net assets during the period	1,882,088,543	(2,813,661,519)	(2,935,776,386)	(3,122,963,178)
Net assets at beginning of period	16,818,716,978	19,632,378,497	9,802,368,442	12,925,331,620
NET ASSETS AT END OF PERIOD	$ 18,700,805,521	$ 16,818,716,978	$ 6,866,592,056	$ 9,802,368,442
SHARES OF BENEFICIAL INTEREST:
Shares sold	165,150,000	341,450,000	174,050,000	346,400,000
Shares redeemed	(140,700,000)	(361,250,000)	(184,000,000)	(385,100,000)
Net increase (decrease)	24,450,000	(19,800,000)	(9,950,000)	(38,700,000)
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund		The Real Estate Select Sector SPDR Fund		The Technology Select Sector SPDR Fund
Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19

$ 37,061,059	$ 88,131,990	$ 55,934,171	$ 83,112,914	$ 186,153,721	$ 288,571,007
(177,479,714)	13,754,128	185,911,436	271,856,183	1,366,306,489	3,124,259,059
(721,439,873)	(13,811,737)	(968,785,391)	328,392,934	(1,474,928,226)	(2,050,148,314)
(861,858,528)	88,074,381	(726,939,784)	683,362,031	77,531,984	1,362,681,752
(619,270)	(1,842,643)	(1,101,295)	1,020,500	1,969,917	3,636,800

(37,165,234)	(86,141,038)	(58,753,096)	(100,374,124)	(192,008,814)	(287,183,470)

4,954,975,186	11,476,178,733	2,642,292,375	4,288,314,882	14,790,157,644	23,072,432,916
(6,057,324,448)	(11,824,404,299)	(2,882,321,730)	(3,719,107,466)	(13,460,501,957)	(24,690,255,121)
619,270	1,842,643	1,101,295	(1,020,500)	(1,969,917)	(3,636,800)
(1,101,729,992)	(346,382,923)	(238,928,060)	568,186,916	1,327,685,770	(1,621,459,005)
—	—	—	—	—	—
(2,001,373,024)	(346,292,223)	(1,025,722,235)	1,152,195,323	1,215,178,857	(542,323,923)
4,201,473,326	4,547,765,549	3,884,273,442	2,732,078,119	22,417,159,894	22,959,483,817
$ 2,200,100,302	$ 4,201,473,326	$ 2,858,551,207	$ 3,884,273,442	$ 23,632,338,751	$ 22,417,159,894

88,400,000	208,650,000	72,900,000	121,250,000	172,150,000	317,250,000
(111,800,000)	(214,950,000)	(79,500,000)	(106,300,000)	(156,650,000)	(343,700,000)
(23,400,000)	(6,300,000)	(6,600,000)	14,950,000	15,500,000	(26,450,000)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 175,554,853	$ 304,101,125
Net realized gain (loss)	628,360,115	716,979,480
Net change in unrealized appreciation/depreciation	(2,496,448,471)	1,220,643,646
Net increase (decrease) in net assets resulting from operations	(1,692,533,503)	2,241,724,251
Net equalization credits and charges	(1,320,942)	2,286,382
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(173,855,935)	(306,206,442)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	19,075,320,212	32,174,828,096
Cost of shares redeemed	(18,244,593,624)	(30,456,122,612)
Net income equalization	1,320,942	(2,286,382)
Net increase (decrease) in net assets from beneficial interest transactions	832,047,530	1,716,419,102
Net increase (decrease) in net assets during the period	(1,035,662,850)	3,654,223,293
Net assets at beginning of period	11,296,483,108	7,642,259,815
NET ASSETS AT END OF PERIOD	$ 10,260,820,258	$ 11,296,483,108
SHARES OF BENEFICIAL INTEREST:
Shares sold	302,700,000	561,850,000
Shares redeemed	(292,200,000)	(532,400,000)
Net increase (decrease)	10,500,000	29,450,000
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	The Communication Services Select Sector SPDR Fund
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	For the Period 06/19/18* - 9/30/18
Net asset value, beginning of period	$ 49.50	$ 48.98	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.44	0.09
Net realized and unrealized gain (loss) (b)	(5.31)	0.51	(1.17)
Total from investment operations	(5.06)	0.95	(1.08)
Net equalization credits and charges (a)	0.01	0.02	0.19
Distributions to shareholders from:
Net investment income	(0.23)	(0.45)	(0.05)
Return of Capital	—	—	(0.08)
Total distributions	(0.23)	(0.45)	(0.13)
Net asset value, end of period	$ 44.22	$ 49.50	$ 48.98
Total return (c)	(10.25)%	2.07%	(1.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,534,025	$6,039,403	$2,035,011
Ratios to average net assets:
Total expenses	0.13%(d)	0.13%	0.15%(d)
Net expenses	0.13%(d)	0.13%	0.13%(d)
Net investment income (loss)	0.95%(d)	0.93%	0.62%(d)
Portfolio turnover rate (e)	6%(f)	16%	7%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Period less than one year is not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 120.69	$ 117.19	$ 90.09	$ 80.03	$ 74.26	$ 66.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.84	1.58	1.49	1.32	1.22	1.05
Net realized and unrealized gain (loss) (b)	(22.58)	3.51	26.81	10.07	5.79	7.55
Total from investment operations	(21.74)	5.09	28.30	11.39	7.01	8.60
Net equalization credits and charges (a)	(0.05)	(0.02)	0.09	0.02	(0.02)	0.05
Distributions to shareholders from:
Net investment income	(0.83)	(1.57)	(1.29)	(1.35)	(1.22)	(1.08)
Net asset value, end of period	$ 98.07	$ 120.69	$ 117.19	$ 90.09	$ 80.03	$ 74.26
Total return (c)	(18.13)%	4.45%	31.63%	14.34%	9.48%	12.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,974,458	$13,928,314	$16,218,942	$11,518,585	$9,531,929	$10,117,642
Ratios to average net assets:
Total expenses	0.13%(d)	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	1.39%(d)	1.40%	1.43%	1.54%	1.56%	1.41%
Portfolio turnover rate (e)	8%(f)	6%	23%	6%	10%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 61.41	$ 53.92	$ 53.99	$ 53.21	$ 47.22	$ 45.10
Income (loss) from investment operations:
Net investment income (loss) (a)	0.82	1.60	1.52	1.48	1.29	1.27
Net realized and unrealized gain (loss) (b)	(6.94)	7.41	(0.17)	0.72	5.99	2.14
Total from investment operations	(6.12)	9.01	1.35	2.20	7.28	3.41
Net equalization credits and charges (a)	0.02	0.05	0.08	0.04	0.00(c)	(0.03)
Distributions to shareholders from:
Net investment income	(0.80)	(1.57)	(1.50)	(1.46)	(1.29)	(1.26)
Net asset value, end of period	$ 54.51	$ 61.41	$ 53.92	$ 53.99	$ 53.21	$ 47.22
Total return (d)	(10.03)%	17.14%	2.70%	4.21%	15.50%	7.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,669,778	$14,015,004	$9,256,716	$8,808,903	$8,893,158	$7,305,874
Ratios to average net assets:
Total expenses	0.13%(e)	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	2.69%(e)	2.84%	2.84%	2.73%	2.48%	2.62%
Portfolio turnover rate (f)	3%(g)	10%	12%	12%	4%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 59.18	$ 75.75	$ 68.46	$ 70.62	$ 61.24	$ 90.58
Income (loss) from investment operations:
Net investment income (loss) (a)	1.15	4.01	1.95	2.16(b)	1.79	2.01
Net realized and unrealized gain (loss) (c)	(28.41)	(18.36)	7.32	(2.18)	9.39	(29.45)
Total from investment operations	(27.26)	(14.35)	9.27	(0.02)	11.18	(27.44)
Net equalization credits and charges (a)	0.10	(0.04)	(0.02)	0.00(d)	0.04	0.09
Distributions to shareholders from:
Net investment income	(2.95)	(2.18)	(1.96)	(2.14)	(1.84)	(1.99)
Net asset value, end of period	$ 29.07	$ 59.18	$ 75.75	$ 68.46	$ 70.62	$ 61.24
Total return (e)	(47.99)%	(19.08)%	13.64%	(0.01)%	18.72%	(30.52)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,635,742	$10,014,781	$18,435,159	$16,617,835	$14,920,251	$11,103,521
Ratios to average net assets:
Total expenses	0.13%(f)	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	4.34%(f)	6.25%	2.71%	3.12%	2.77%	2.63%
Portfolio turnover rate (g)	7%(h)	10%	8%	23%	6%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.44 per share and 0.64% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been (0.63)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 28.02	$ 27.58	$ 25.84	$ 19.31	$ 22.66	$ 23.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.57	0.48	0.39	0.43	0.42
Net realized and unrealized gain (loss) (b)	(7.20)	0.46	1.73	6.50	1.27	(0.50)
Total from investment operations	(6.88)	1.03	2.21	6.89	1.70	(0.08)
Net equalization credits and charges (a)	(0.02)	(0.03)	0.01	0.03	(0.01)	0.01
Voluntary contribution from Adviser	—	—	—	—	—	0.00(c)(d)
Distributions to shareholders from:
Net investment income	(0.32)	(0.56)	(0.48)	(0.39)	(2.10)	(0.44)
Return of Capital	—	—	—	—	(2.94)	—
Total distributions	(0.32)	(0.56)	(0.48)	(0.39)	(5.04)	(0.44)
Net asset value, end of period	$ 20.80	$ 28.02	$ 27.58	$ 25.84	$ 19.31	$ 22.66
Total return (e)	(24.85)%	3.81%	8.58%	36.01%(f)	7.36%	(0.39)%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,924,044	$22,552,204	$31,053,806	$27,418,852	$11,973,337	$16,800,919
Ratios to average net assets:
Total expenses	0.13%(h)	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	2.19%(h)	2.13%	1.72%	1.65%	1.88%	1.72%
Portfolio turnover rate (i)	2%(j)	4%	3%	3%	6%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Contribution paid by an Affiliate in the amount of $461,741.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Includes a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20,2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.
(g)	The contribution from an Affiliate had no impact on total return.
(h)	The ratios for periods less than one year are annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(j)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 90.13	$ 95.11	$ 81.76	$ 72.09	$ 66.30	$ 63.90
Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	2.29	1.31	1.20	1.08	1.02
Net realized and unrealized gain (loss) (b)	(0.89)	(5.75)	13.34	9.64	5.82	2.35
Total from investment operations	(0.08)	(3.46)	14.65	10.84	6.90	3.37
Net equalization credits and charges (a)	0.02	(0.02)	0.01	0.02	(0.01)	0.02
Distributions to shareholders from:
Net investment income	(1.47)	(1.50)	(1.31)	(1.19)	(1.10)	(0.99)
Net asset value, end of period	$ 88.60	$ 90.13	$ 95.11	$ 81.76	$ 72.09	$ 66.30
Total return (c)	(0.20)%	(3.65)%	18.10%	15.21%	10.45%	5.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,700,806	$16,818,717	$19,632,378	$17,711,627	$12,447,213	$12,872,900
Ratios to average net assets:
Total expenses	0.13%(d)	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	1.67%(d)	2.53%	1.54%	1.60%	1.54%	1.43%
Portfolio turnover rate (e)	1%(f)	2%	5%	4%	8%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 77.66	$ 78.37	$ 70.99	$ 58.39	$ 49.91	$ 53.14
Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	1.52	1.30	1.35	1.18	1.07
Net realized and unrealized gain (loss) (b)	(18.57)	(0.63)	7.49	12.58	8.53	(3.16)
Total from investment operations	(17.76)	0.89	8.79	13.93	9.71	(2.09)
Net equalization credits and charges (a)	(0.05)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)
Voluntary contribution from Affiliate (Note 3)	—	0.00(c)(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.80)	(1.57)	(1.39)	(1.32)	(1.22)	(1.13)
Net asset value, end of period	$ 59.05	$ 77.66	$ 78.37	$ 70.99	$ 58.39	$ 49.91
Total return (e)	(23.09)%	1.25%(f)	12.43%	24.03%	19.62%	(4.09)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,866,592	$9,802,368	$12,925,332	$11,055,679	$7,335,204	$6,257,309
Ratios to average net assets:
Total expenses	0.13%(g)	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	2.07%(g)	2.07%	1.74%	2.07%	2.15%	1.95%
Portfolio turnover rate (h)	1%(i)	3%	6%	5%	12%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Contribution paid by an Affiliate in the amount of $60,421.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The contribution from an Affiliate had no impact on total return.
(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 58.17	$ 57.92	$ 56.80	$ 47.75	$ 39.94	$ 49.58
Income (loss) from investment operations:
Net investment income (loss) (a)	0.59	1.20	1.09	1.01	0.96	0.93
Net realized and unrealized gain (loss) (b)	(13.09)	0.28	1.09	9.06	7.79	(9.50)
Total from investment operations	(12.50)	1.48	2.18	10.07	8.75	(8.57)
Net equalization credits and charges (a)	(0.01)	(0.03)	0.02	0.03	0.02	(0.11)
Distributions to shareholders from:
Net investment income	(0.60)	(1.20)	(1.08)	(1.05)	(0.96)	(0.96)
Net asset value, end of period	$ 45.06	$ 58.17	$ 57.92	$ 56.80	$ 47.75	$ 39.94
Total return (c)	(21.66)%	2.64%	3.84%	21.33%	22.11%	(17.75)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,200,100	$4,201,473	$4,547,766	$4,051,402	$2,894,890	$1,942,121
Ratios to average net assets:
Total expenses	0.13%(d)	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	2.06%(d)	2.18%	1.84%	1.95%	2.12%	1.94%
Portfolio turnover rate (e)	2%(f)	20%	17%	10%	16%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Real Estate Select Sector SPDR Fund
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	For the Period 10/08/15*- 9/30/16
Net asset value, beginning of period	$ 39.35	$ 32.62	$ 32.26	$ 32.74	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	0.95	0.95	0.75	2.19
Net realized and unrealized gain (loss) (b)	(8.25)	6.91	0.58	0.11	1.40
Total from investment operations	(7.68)	7.86	1.53	0.86	3.59
Net equalization credits and charges (a)	(0.01)	0.01	0.00(c)	(0.08)	0.24
Distributions to shareholders from:
Net investment income	(0.62)	(1.14)	(1.17)	(1.26)	(1.09)
Net asset value, end of period	$ 31.04	$ 39.35	$ 32.62	$ 32.26	$ 32.74
Total return (d)	(19.77)%	24.64%	4.87%	2.52%	12.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,858,551	$3,884,273	$2,732,078	$2,354,818	$3,200,634
Ratios to average net assets:
Total expenses	0.13%(e)	0.13%	0.13%	0.14%	0.16%(e)
Net expenses	0.13%(e)	0.13%	0.13%	0.14%	0.07%(e)
Net investment income (loss)	3.01%(e)	2.69%	2.94%	2.38%	6.82%(e)
Portfolio turnover rate (f)	3%(g)	3%	7%	16%	5%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 80.51	$ 75.30	$ 59.13	$ 47.78	$ 39.56	$ 39.89
Income (loss) from investment operations:
Net investment income (loss) (a)	0.65	1.05	0.93	0.85	0.83	0.75
Net realized and unrealized gain (loss) (b)	(0.11)	5.18	16.17	11.35	8.22	(0.30)
Total from investment operations	0.54	6.23	17.10	12.20	9.05	0.45
Net equalization credits and charges (a)	0.01	0.01	0.04	(0.00)(c)	0.01	(0.01)
Distributions to shareholders from:
Net investment income	(0.67)	(1.03)	(0.97)	(0.85)	(0.84)	(0.77)
Net asset value, end of period	$ 80.39	$ 80.51	$ 75.30	$ 59.13	$ 47.78	$ 39.56
Total return (d)	0.63%	8.44%	29.14%	25.72%	23.13%	1.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,632,339	$22,417,160	$22,959,484	$17,832,444	$13,003,829	$11,382,284
Ratios to average net assets:
Total expenses	0.13%(e)	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	1.47%(e)	1.44%	1.37%	1.62%	1.91%	1.80%
Portfolio turnover rate (f)	2%(g)	6%	19%	4%	5%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 64.73	$ 52.68	$ 53.05	$ 49.00	$ 43.29	$ 42.10
Income (loss) from investment operations:
Net investment income (loss) (a)	0.99	1.90	1.76	1.69	1.62	1.57
Net realized and unrealized gain (loss) (b)	(9.27)	12.01	(0.28)	4.07	5.76	1.22
Total from investment operations	(8.28)	13.91	1.48	5.76	7.38	2.79
Net equalization credits and charges (a)	(0.01)	0.01	(0.04)	(0.01)	(0.03)	(0.04)
Distributions to shareholders from:
Net investment income	(0.98)	(1.87)	(1.81)	(1.70)	(1.64)	(1.56)
Net asset value, end of period	$ 55.46	$ 64.73	$ 52.68	$ 53.05	$ 49.00	$ 43.29
Total return (c)	(12.91)%	26.85%	2.89%	11.88%	17.06%	6.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,260,820	$11,296,483	$7,642,260	$7,775,414	$7,411,727	$6,639,689
Ratios to average net assets:
Total expenses	0.13%(d)	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	3.12%(d)	3.30%	3.37%	3.32%	3.40%	3.52%
Portfolio turnover rate (e)	2%(f)	5%	5%	2%	8%	4%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

1.    Organization
The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2020, the Trust consists of eleven (11) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
The Communication Services Select Sector SPDR Fund
The Consumer Discretionary Select Sector SPDR Fund
The Consumer Staples Select Sector SPDR Fund
The Energy Select Sector SPDR Fund
The Financial Select Sector SPDR Fund
The Health Care Select Sector SPDR Fund
The Industrial Select Sector SPDR Fund
The Materials Select Sector SPDR Fund
The Real Estate Select Sector SPDR Fund
The Technology Select Sector SPDR Fund
The Utilities Select Sector SPDR Fund
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' respective Select Sector Index, which in turn could result in a difference between the Fund's performance and the performance of the Fund's respective Select Sector Index. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2020 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory and Administration Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets on the remainder of net assets of the Trust. From time to time, the Adviser may waive all or a portion of its fees.
The Adviser has contractually agreed to waive a portion of its advisory fee and reimburse certain expenses, until January 31, 2022, so that the annual Fund operating expenses of The Communication Services Select Sector SPDR Fund are limited to no more than 0.1345% of the Fund’s average daily net assets (exclusive of non-recurring account fees and expenses). This contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. The Adviser may continue such waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so after January 31, 2022. The waiver and/or reimbursement may not be terminated prior to January 31, 2022 except with the approval of the Board. The Adviser did not waive advisory fees or reimburse expenses for The Communication Services Select Sector SPDR Fund during the period ended March 31, 2020.
The Trust has also entered into an Administration Agreement with SSGA FM to serve as each Fund's Administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee accrued daily and paid monthly at a rate 0.0006% of its average daily net assets.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

Unitary Fee
State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to each Fund of the Trust. A “unitary” fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. Effective January 1, 2018, the unitary fee structure was amended and is calculated as follows: (i) $0 - $50 billion of net assets of the Trust, 0.015% of average daily net assets; (ii) over $50 billion - $75 billion of net assets of the Trust, 0.0125% of average daily net assets; (iii) over $75 billion - $100 billion of net assets of the Trust, 0.01% of average daily net assets; (iv) over $100 billion - $400 billion of net assets of the Trust, 0.004% of average daily net assets; and (v) over $400 billion of net assets of the Trust, 0.0025% of average daily net assets.
State Street is a wholly-owned subsidiary of State Street Corporation.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated July 10, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2020 are disclosed in the Schedules of Investments.
Contribution from Affiliate
On July 25, 2019, State Street, an affiliate of the Funds, agreed to make a contribution of $60,421 to The Industrial Select Sector SPDR Fund in connection with a transfer agency matter.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
4.    Additional Expenses
Distributor
ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective January 31, 2018, the Board has limited each Fund’s 12b-1 fee to 0.035% of its average daily net assets through at least January 31, 2021.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

License Fees
S&P Opco, LLC, a subsidiary of S&P Dow Jones Indices LLC and S&P Global (“S&P”), and NYSE Arca, Inc. (either directly or through affiliates) have entered into a license agreement with respect to each Fund's Select Sector Index. The Trust pays an annual sub-license fee to S&P equal to 0.06% of the average aggregate net assets of all series of the Trust, subject to certain breakpoints. The fees to S&P are generally paid quarterly. Each Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2020, were as follows:
	Purchases	Sales
The Communication Services Select Sector SPDR Fund	$ 397,822,932	$ 400,054,459
The Consumer Discretionary Select Sector SPDR Fund	1,119,300,254	1,110,760,668
The Consumer Staples Select Sector SPDR Fund	446,434,948	461,569,256
The Energy Select Sector SPDR Fund	612,412,191	631,088,382
The Financial Select Sector SPDR Fund	400,216,812	379,449,620
The Health Care Select Sector SPDR Fund	369,084,551	180,821,757
The Industrial Select Sector SPDR Fund	154,152,513	110,316,949
The Materials Select Sector SPDR Fund	64,381,549	63,986,860
The Real Estate Select Sector SPDR Fund	134,177,457	107,704,056
The Technology Select Sector SPDR Fund	503,568,160	497,576,667
The Utilities Select Sector SPDR Fund	183,237,093	190,610,363
For the period ended March 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
The Communication Services Select Sector SPDR Fund	$ 4,515,738,393	$ 3,231,892,792	$ 359,322,439
The Consumer Discretionary Select Sector SPDR Fund	6,423,761,152	7,753,947,211	254,875,507
The Consumer Staples Select Sector SPDR Fund	8,968,646,010	8,613,132,654	551,212,627
The Energy Select Sector SPDR Fund	9,975,580,793	7,749,188,226	(39,002,162)
The Financial Select Sector SPDR Fund	12,072,721,125	14,926,324,702	565,757,624
The Health Care Select Sector SPDR Fund	8,212,987,864	5,980,430,126	565,072,812
The Industrial Select Sector SPDR Fund	8,994,352,020	9,333,288,266	(6,150,577)
The Materials Select Sector SPDR Fund	2,925,357,893	4,027,410,255	(137,658,098)
The Real Estate Select Sector SPDR Fund	1,575,207,713	1,841,653,773	232,422,041
The Technology Select Sector SPDR Fund	7,574,812,209	6,244,970,861	1,422,288,434
The Utilities Select Sector SPDR Fund	12,346,748,489	11,513,905,387	686,621,714

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2019, SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Communication Services Select Sector SPDR Fund	$ 7,753,443,521	$ 46,841,457	$1,228,473,677	$(1,181,632,220)
The Consumer Discretionary Select Sector SPDR Fund	13,377,666,289	100,334,138	3,427,589,475	(3,327,255,337)
The Consumer Staples Select Sector SPDR Fund	15,043,179,868	12,748,878	2,420,921,651	(2,408,172,773)
The Energy Select Sector SPDR Fund	15,790,418,397	2,145	9,138,603,350	(9,138,601,205)
The Financial Select Sector SPDR Fund	20,965,144,004	16,427,092	6,038,726,495	(6,022,299,403)
The Health Care Select Sector SPDR Fund	21,565,058,872	152,135,885	2,987,223,435	(2,835,087,550)
The Industrial Select Sector SPDR Fund	10,775,431,028	963,932	3,804,860,591	(3,803,896,659)
The Materials Select Sector SPDR Fund	3,412,868,954	939,942	1,177,657,726	(1,176,717,784)
The Real Estate Select Sector SPDR Fund	3,648,716,194	85,890,156	875,245,469	(789,355,313)
The Technology Select Sector SPDR Fund	23,979,792,824	1,601,591,809	1,871,940,470	(270,348,661)
The Utilities Select Sector SPDR Fund	12,128,322,581	956	1,883,004,770	(1,883,003,814)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
The Communication Services Select Sector SPDR Fund	$ 64,388,256	$ 41,553,325	$ 25,799,973	$ 67,353,298
The Consumer Discretionary Select Sector SPDR Fund	188,464,477	64,779,123	129,201,703	193,980,826
The Consumer Staples Select Sector SPDR Fund	68,503,109	18,354,361	52,492,043	70,846,404
The Energy Select Sector SPDR Fund	101,541,914	25,980,621	76,188,010	102,168,631
The Financial Select Sector SPDR Fund	68,627,549	30,573,812	43,256,233	73,830,045
The Health Care Select Sector SPDR Fund	70,954,145	44,312,787	28,449,926	72,762,713
The Industrial Select Sector SPDR Fund	151,761,738	108,379,050	46,351,168	154,730,218
The Materials Select Sector SPDR Fund	37,772,409	39,559,655	15,860	39,575,515
The Real Estate Select Sector SPDR Fund	31,281,541	4,514,396	28,970,327	33,484,723
The Technology Select Sector SPDR Fund	370,045,988	83,562,726	304,374,110	387,936,836
The Utilities Select Sector SPDR Fund	3,729,725	4,075,775	—	4,075,775
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2020:
		Remaining Contractual Maturity of the Agreements As of March 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
The Communication Services Select Sector SPDR Fund	Common Stocks	$ 41,553,325	$—	$—	$—	$ 41,553,325	$ 41,553,325
The Consumer Discretionary Select Sector SPDR Fund	Common Stocks	64,779,123	—	—	—	64,779,123	64,779,123
The Consumer Staples Select Sector SPDR Fund	Common Stocks	18,354,361	—	—	—	18,354,361	18,354,361
The Energy Select Sector SPDR Fund	Common Stocks	25,980,621	—	—	—	25,980,621	25,980,621
The Financial Select Sector SPDR Fund	Common Stocks	30,573,812	—	—	—	30,573,812	30,573,812
The Health Care Select Sector SPDR Fund	Common Stocks	44,312,787	—	—	—	44,312,787	44,312,787
The Industrial Select Sector SPDR Fund	Common Stocks	108,379,050	—	—	—	108,379,050	108,379,050
The Materials Select Sector SPDR Fund	Common Stocks	39,559,655	—	—	—	39,559,655	39,559,655
The Real Estate Select Sector SPDR Fund	Common Stocks	4,514,396	—	—	—	4,514,396	4,514,396

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

		Remaining Contractual Maturity of the Agreements As of March 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
The Technology Select Sector SPDR Fund	Common Stocks	$83,562,726	$—	$—	$—	$83,562,726	$83,562,726
The Utilities Select Sector SPDR Fund	Common Stocks	4,075,775	—	—	—	4,075,775	4,075,775
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market Risk
A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Change in Audit Firm
PricewaterhouseCoopers LLC (“PWC”) resigned as independent registered certified public accounting firm on April 20, 2020. On May 21, 2020, upon recommendation by the Audit Committee of the Trust, the Trust’s Board of Trustees selected Ernst & Young LLP (“EY”) to replace PWC as the independent public accountant for the fiscal year ending September 30, 2020.
The reports of PWC on the financial statements for the fiscal years ended September 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no disagreements between the Trust and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PWC, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The Trust requested and PWC furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2020.
During this period, neither the Trust nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
March 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2019 to March 31, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
The Communication Services Select Sector SPDR Fund	0.13%	$ 897.50	$0.62	$1,024.40	$0.66
The Consumer Discretionary Select Sector SPDR Fund	0.13	818.70	0.59	1,024.40	0.66
The Consumer Staples Select Sector SPDR Fund	0.13	899.70	0.62	1,024.40	0.66
The Energy Select Sector SPDR Fund	0.13	520.10	0.49	1,024.40	0.66
The Financial Select Sector SPDR Fund	0.13	751.50	0.57	1,024.40	0.66
The Health Care Select Sector SPDR Fund	0.13	998.00	0.65	1,024.40	0.66
The Industrial Select Sector SPDR Fund	0.13	769.10	0.57	1,024.40	0.66
The Materials Select Sector SPDR Fund	0.13	783.40	0.58	1,024.40	0.66
The Real Estate Select Sector SPDR Fund	0.13	802.30	0.59	1,024.40	0.66
The Technology Select Sector SPDR Fund	0.13	1,006.30	0.65	1,024.40	0.66
The Utilities Select Sector SPDR Fund	0.13	870.90	0.61	1,024.40	0.66
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 366.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
March 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.sectorspdr.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-Sector-ETF (1-866-732-8673) (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.sectorspdr.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-Sector-ETF (1-866-732-8673) (toll free).

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TRUSTEES
Cheryl Burgermeister, Chairperson
George R. Gaspari
Ashley T. Rabun
James E. Ross
Ernest J. Scalberg
R. Charles Tschampion
INVESTMENT MANAGER AND ADMINISTRATOR
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
DISTRIBUTOR
ALPS Portfolio Solutions Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

Visit www.sectorspdr.com or call 1-866-SECTOR-ETF (1-866-732-8673)
SSSPDRSAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Schedule of Investments.

(a)	The schedule of investments is included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) The exhibit related to a change in the registrant’s independent registered public accountant, as required by Item 4 of Form 8-K under the Securities Exchange Act of 1934, as amended, is attached.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: June 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date: June 5, 2020